UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

NY Tax Free Money Fund

Tax-Exempt New York Money Market Fund

June 30, 2008

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-investments.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Contents

click here Information About Your Fund's Expenses

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Other Information

click here Summary of Management Fee Evaluation by Independent Fee Consultant

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read the fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Exempt New York Money Market Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Fund Return
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,007.80
Expenses Paid per $1,000*	$ 4.44
Hypothetical 5% Fund Return
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.44
Expenses Paid per $1,000*	$ 4.47
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratio
Tax-Exempt New York Money Market Fund	.89%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund

Asset Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Municipal Investments Municipal Variable Rate Demand Notes	91%	87%
Municipal Bonds and Notes	9%	13%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Fund	9 days	19 days
iMoneyNet State Specific Retail Money Funds Average*	26 days	28 days
* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's holdings, see page 6. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-investments.com after the 14th day following month end. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-investments.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2008 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 93.4%
New York 92.1%
Albany County, NY, Airport Authority Revenue, Series A, AMT, 1.6%*, 12/15/2023, Bank of America NA (a)	1,000,000	1,000,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 1.52%*, 7/1/2038, TD Banknorth NA (a)	7,330,000	7,330,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box Co., AMT, 1.63%*, 10/1/2016, NBT Bank NA (a)	680,000	680,000
Erie County, NY, Industrial Development Agency, School Facility Revenue, Series 2946, 144A, 1.61%*, 11/1/2012 (b)	1,000,000	1,000,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92-G, 144A, AMT, 1.59%*, 10/1/2045	3,000,000	3,000,000
Long Island, NY, Power Authority Electric System Revenue, Series O, 1.5%*, 12/1/2029 (b)	2,500,000	2,500,000
Nassau County, NY, General Obligation, Series A, 3.25%, 1/15/2009 (b)	3,395,000	3,409,593
Nassau County, NY, Industrial Development Agency Revenue, Series 75-G, 144A, AMT, 1.6%*, 12/1/2033	2,000,000	2,000,000
New York, Austin Trust, Various States:
Series 2008-1064, 144A, 1.57%*, 6/1/2032	20,000,000	20,000,000
Series 2008-1066, AMT, 144A, 1.6%*, 4/1/2036	4,000,000	4,000,000
New York, Metropolitan Transportation Authority Revenue:
Series D-2, 1.4%*, 11/1/2032 (b)	1,845,000	1,845,000
144A, 1.58%*, 11/15/2026 (b)	5,315,000	5,315,000
Series R-12047, 1.6%*, 11/15/2030 (b)	3,680,000	3,680,000
1.6%, 7/10/2008	2,500,000	2,500,000
3.05%, 8/12/2008	4,000,000	4,000,000
New York, Metropolitan Transportation Authority, Commuter Facilities Revenue, Prerefunded, Series C-1, 5.375%, 7/1/2027 (b)	5,685,000	5,886,699
New York, Nassau Health Care Corp. Revenue, Series 2004-C1, 1.45%*, 8/1/2029 (b)	1,000,000	1,000,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 1.54%*, 7/1/2029, JPMorgan Chase Bank (a)	2,045,000	2,045,000
New York, State Dormitory Authority Revenue, Secondary Issues:
Series 1971, 144A, 1.53%*, 7/1/2027	5,000,500	5,000,500
Series R-12121, 1.54%*, 3/15/2031	2,100,000	2,100,000
Series 2381, 144A, 1.58%*, 12/15/2014	1,995,000	1,995,000
Series 2659, 144A, 1.58%*, 3/15/2015	1,900,000	1,900,000
New York, State Dormitory Authority Revenues, Series 305, 1.58%*, 5/15/2015 (b)	5,370,000	5,370,000
New York, State Housing Finance Agency Revenue, Series A, AMT, 1.8%*, 5/1/2029	5,295,000	5,295,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 1.5%*, 5/15/2037	6,150,000	6,150,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave. Housing, Series A, AMT, 1.55%*, 5/15/2041	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 1.85%*, 5/15/2036	6,500,000	6,500,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 1.45%*, 3/15/2026, State Street Bank & Trust Co. (a)	700,000	700,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 153, AMT, 1.45%*, 4/1/2047	6,000,000	6,000,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series R-458, 144A, 3.8%*, 4/1/2020 (b)	4,500,000	4,500,000
New York, State Urban Development Corp. Revenue:
Series A-5, 1.45%*, 1/1/2030, TD Banknorth NA (a)	2,600,000	2,600,000
Series R-1094, 144A, 1.54%*, 12/15/2025	2,290,000	2,290,000
Series 2008-053, 144A, 1.9%*, 3/15/2023	7,815,000	7,815,000
Series 2008-054, 144A, 1.9%*, 3/15/2024 (b)	9,105,000	9,105,000
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B03, 2.61%*, 11/15/2020 (b)	9,860,000	9,860,000
Series B-13, 144A, 5.069%*, 11/15/2021 (b)	2,050,000	2,050,000
New York & New Jersey Port Authority, Series R-9207, AMT, 144A, 1.63%*, 9/15/2028	6,000,000	6,000,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street Development, Series A, AMT, 1.55%*, 11/15/2037	5,000,000	5,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Boricua Village Apartments Site, Series A-2, AMT, 1.55%*, 9/1/2042, Citibank NA (a)	4,000,000	4,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 1.45%*, 10/15/2041	1,300,000	1,300,000
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone, Tiago, AMT, 1.56%*, 1/1/2037, ING Bank NV (a)	4,000,000	4,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 1.54%*, 4/1/2032, Allied Irish Bank PLC (a)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 1.58%*, 12/1/2034, Allied Irish Bank PLC (a)	1,075,000	1,075,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 1.54%*, 7/1/2025, Allied Irish Bank PLC (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 1.58%*, 12/15/2013	965,000	965,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, 2nd Generation Resolution, Series CC-2, 2.05%*, 6/15/2038	2,100,000	2,100,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DDD, 144A, 1.61%*, 6/15/2031	16,730,000	16,730,000
2553, 144A, 1.63%*, 6/15/2036 (b)	3,000,000	3,000,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 1.53%*, 11/1/2030	1,000,000	1,000,000
Series 1908, 144A, 1.58%*, 5/1/2015	4,990,000	4,990,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 3-D, 1.15%*, 11/1/2022	1,700,000	1,700,000
Series 3-F, 1.65%*, 11/1/2022	985,000	985,000
New York, NY, General Obligation:
Series A-5, 1.45%*, 8/1/2031, Bank of Nova Scotia (a)	600,000	600,000
Series R-11299, 144A, 1.54%*, 2/1/2022	4,395,000	4,395,000
Series 2951, 144A, 1.58%*, 10/1/2013	4,990,000	4,990,000
Series 2831, 144A, 1.58%*, 1/1/2015	4,600,000	4,600,000
Series A-4, 2.1%*, 8/1/2021, Landesbank Baden-Wurttemberg (a)	1,200,000	1,200,000
Series C, 5.0%, 8/1/2008 (b)	2,000,000	2,003,925
Series O, 5.0%, 6/1/2009	2,000,000	2,049,493
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 1.64%*, 11/1/2025, Citizens Bank NA (a)	2,500,000	2,500,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Greater Canandaigua Family YMCA, 1.63%*, 10/1/2040, RBS Citizens NA (a)	8,360,000	8,360,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, F. F. Thompson Hospital, Series B, 1.54%*, 7/1/2030, KeyBank of New York (a)	2,930,000	2,930,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 1.57%*, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Macon Trust, Series W, 144A, AMT, 1.72%*, 10/1/2035	3,500,000	3,500,000
Suffolk County, NY, Tax Anticipation Notes, 3.5%, 8/14/2008	3,000,000	3,002,345
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 1.63%*, 12/1/2021, Citizens Bank NA (a)	1,105,000	1,105,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Tomkins Cortland, 1.63%*, 1/1/2037, Citizens Bank NA (a)	4,705,000	4,705,000
		258,272,555
Puerto Rico 1.3%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Control Facilities, Bristol-Myers Squibb Project, AMT, 1.6%*, 12/1/2030	3,500,000	3,500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $261,772,555)+	93.4	261,772,555
Other Assets and Liabilities, Net	6.6	18,556,563
Net Assets	100.0	280,329,118
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2008.
+ The cost for federal income tax purposes was $261,772,555.
(a) Security incorporates a letter of credit from a major bank.
(b) Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	1.7
Financial Guaranty Insurance Company	2.2
Financial Security Assurance, Inc.	9.1
MBIA Corp.	10.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine fair value are not quoted prices in an active market. For information on the Fund's policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ —
Level 2 — Other Significant Observable Inputs	261,772,555
Level 3 — Significant Unobservable Inputs	—
Total	$ 261,772,555

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$ 261,772,555
Receivable for investments sold	17,965,000
Interest receivable	1,256,604
Other assets	36,536
Total assets	281,030,695
Liabilities
Cash overdraft	291,675
Distributions payable	87,552
Accrued management fee	28,661
Other accrued expenses and payables	293,689
Total liabilities	701,577
Net assets, at value	$ 280,329,118
Net Assets Consist of
Undistributed net investment income	45,608
Accumulated net realized gain	30,897
Paid-in capital	280,252,613
Net assets, at value	$ 280,329,118
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($106,530,018 ÷ 106,508,792 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt New York Money Market Fund
Net Asset Value, offering and redemption price per share ($173,799,100 ÷ 173,766,563 shares of capital stock outstanding, $.001 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$ 2,828,477
Expenses: Management fee	141,528
Administration fee	117,940
Services to shareholders	139,644
Custodian fee	5,182
Distribution and service fees	459,059
Professional fees	44,065
Trustees' fees and expenses	5,367
Reports to shareholders	22,749
Registration fees	16,107
Other	4,183
Total expenses before expense reductions	955,824
Expense reductions	(1,986)
Total expenses after expense reductions	953,838
Net investment income	1,874,639
Net realized gain (loss)	30,897
Net increase (decrease) in net assets resulting from operations	$ 1,905,536

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 1,874,639	$ 3,649,320
Net realized gain (loss)	30,897	4,697
Net increase (decrease) in net assets resulting from operations	1,905,536	3,654,017
Distributions to shareholders from: Net investment income: Investment Class	(800,222)	(2,159,586)
Tax-Exempt New York Money Market Fund	(1,074,417)	(1,489,734)*
Total distributions	(1,874,639)	(3,649,320)
Fund share transactions: Investment Class Proceeds from shares sold	217,856,517	375,968,056
Reinvestment of distributions	266,540	813,409
Cost of shares redeemed	(189,613,640)	(353,394,718)
Net increase (decrease) in net assets from Investment Class share transactions	28,509,417	23,386,747
Tax-Exempt New York Money Market Fund Proceeds from shares sold	135,897,140	172,060,912*
Net assets acquired in tax-free reorganization	—	42,838,790*
Reinvestment of distributions	1,074,417	1,489,579*
Cost of shares redeemed	(75,128,820)	(104,453,703)*
Net increase (decrease) in net assets from Tax-Exempt New York Money Market Fund share transactions	61,842,737	111,935,578*
Increase (decrease) in net assets	90,383,051	135,327,022
Net assets at beginning of period	189,946,067	54,619,045
Net assets at end of period (including undistributed net investment income of $45,608 and $45,608, respectively)	$ 280,329,118	$ 189,946,067
* Tax-Exempt New York Money Market Fund commenced operations on March 22, 2007.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Other Information Investment Class
Shares outstanding at beginning of period	77,999,375	54,612,628
Shares sold	217,856,517	375,968,056
Shares issued to shareholders in reinvestment of distributions	266,540	813,409
Shares redeemed	(189,613,640)	(353,394,718)
Net increase (decrease) in Fund shares from Investment Class Share transactions	28,509,417	23,386,747
Shares outstanding at end of period	106,508,792	77,999,375
Tax-Exempt New York Money Market Fund
Shares outstanding at beginning of period	111,923,826	—
Shares sold	135,897,140	172,060,912*
Shares issued in tax-free reorganization	—	42,827,038*
Shares issued to shareholders in reinvestment of distributions	1,074,417	1,489,579*
Shares redeemed	(75,128,820)	(104,453,703)*
Net increase (decrease) in Fund shares from Tax-Exempt New York Money Market Fund share transactions	61,842,737	111,923,826*
Shares outstanding at end of period	173,766,563	111,923,826*
* Tax-Exempt New York Money Market Fund commenced operations on March 22, 2007.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Tax-Exempt New York Money Market Fund
Years Ended December 31,	2008[a]	2007[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from investment operations: Net investment income	.008	.021
Net realized and unrealized gain (loss) on investment transactions[c]	—	—
Total from investment operations	.008	.021
Less distributions from: Net investment income	(.008)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)	.78**	2.16**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	174	112
Ratio of expenses (%)	.89*	.91*
Ratio of net investment income (%)	1.51*	2.71*
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from March 22, 2007 (commencement of operations of Tax-Exempt New York Money Market Fund) to December 31, 2007.
[c] Amount is less than $.0005 per share.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Advisor Funds (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund (the "Fund") is one of the funds in the Trust. The Fund is an open-end, diversified management investment company. NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt New York Money Market Fund. The financial highlights for Investment Class are provided separately and are available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund's assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds.

Under the Investment Management Agreement with the Advisor, the Fund pays an annual management fee of 0.12% based on the Fund's average daily assets, computed and accrued daily and payable monthly.

For the period from January 1, 2008 through March 21, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of Tax-Exempt New York Money Market Fund to the extent necessary, to maintain the operating expenses at 1.00% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, the Advisor received an Administration fee as follows:

	Total Aggregated	Unpaid at June 30, 2008
NY Tax Free Money Fund	$ 117,940	$ 23,884

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2008, the amount charged to the Fund by DISC was as follows:

NY Tax Free Money Fund	Total Aggregated	Unpaid at June 30, 2008
Investment Class	$ 74,722	$ 34,952
Tax-Exempt New York Money Market Fund	$ 64,012	$ 57,846

Distribution and Service Fees. DWS Investments Distributors, Inc. ("DIDI") is the Fund's Distributor. The Tax-Exempt New York Money Market Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on an annual rate of 0.50% of the Tax-Exempt New York Money Market Fund's average daily net assets, which is calculated daily and payable monthly. For the six months ended June 30, 2008, the Distribution Fee was as follows:

	Total Aggregated	Unpaid at June 30, 2008
NY Tax Free Money Fund: Tax-Exempt New York Money Market Fund	$ 356,439	$ 71,264

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to the Investment Class of the Fund at an annual rate of up to 0.25% of average daily net assets of the Investment Class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. For the six months ended June 30, 2008, the Service Fee was as follows:

	Total Aggregated	Unpaid at June 30, 2008	Annualized Effective Rate
NY Tax Free Money Fund: Investment Class	$ 102,620	$ 44,220.22%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2008, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:

	Total Aggregated	Unpaid at June 30, 2008
NY Tax Free Money Fund	$ 9,965	$ 9,837

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Funds for the cost of this benefit. During the period ended June 30, 2008, the Fund paid its allocated portion of the retirement benefit of $1,109 to the non-continuing Independent Board Members, and the Fund was reimbursed by DIMA for this payment.

C. Fee Reductions

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2008, the custodian fee was reduced by $346 and $531 for custody and transfer agent credits earned.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Fund may borrow up to a maximum of 5 percent of its net assets under the agreement.

E. Acquisition of Assets

On March 22, 2007, the NY Tax Free Money Fund acquired all of the net assets of Investor's Municipal Cash Fund: Tax-Exempt New York Money Market Fund. The acquisition was accomplished by a tax-free exchange of 42,827,038 shares and net assets at that date of $42,838,790, were combined with those of the NY Tax Free Money Fund. The aggregate net assets of the NY Tax Free Money Fund immediately before the acquisition were $59,475,160. The combined net assets of the NY Tax Free Money Fund immediately following the acquisition were $102,313,950.

Other Information

Proxy Voting

The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Privacy Statement

This privacy statement is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Investments Companies listed in the first paragraph of this Privacy Statement.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2007

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 26, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 26, 2008